Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	$ 652	$ 19	$ 2,723
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	228	7	953
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	15,351	(14,865)	(5,598)	$ 27,134
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(292)	1,257	(29,821)	9,616
Accumulated Other Comprehensive Income (Loss), Net of Tax	(15,643)	(13,608)	(35,419)	$ (17,518)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(486)	(9,267)	21,536
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1,549)	31,078	(39,437)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(910)	(9,279)	19,766
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(1,549)	30,325	(39,448)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(2,459)	21,046	(19,682)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	424	12	1,770
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	424	765	1,781
Other Comprehensive Income (Loss), Net of Tax	(2,035)	21,811	(17,901)
Gain (Loss) on Sale of Investments	0	1,158	0
Other than Temporary Impairment Losses, Investments	0	0	17
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	0	1,158	17
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	0	405	6
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	753	11
Amortization of prior service cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	15	19	20
Amortization of net loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	$ 637	$ 0	$ 2,703